Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000205613 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000205613 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205613 | 88339J105 | Trade Desk, Inc. (The), Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205613 | 416515104 | Hartford Insurance Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205613 | 084423102 | W R Berkley Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205613 | 540424108 | Loews Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205613 | 55261F104 | M&T Bank Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205613 | 87165B103 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205613 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205613 | 172062101 | Cincinnati Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205613 | Cash & Equivalent990VR1110
Holdings [Line Items]
Percent of Total Investments	17.70%
C000205613 | Consumer Discretionary051774107
Holdings [Line Items]
Percent of Total Investments	81.10%
C000205613 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205613 | Health CareABIOM3347
Holdings [Line Items]
Percent of Total Investments	0.00%
C000205613 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205613 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000205613 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205613 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000205613 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000205613 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000205613 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000205613 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000205613 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000205613 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000205613 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000205613 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000205612 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000205612 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205612 | 88339J105 | Trade Desk, Inc. (The), Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205612 | 416515104 | Hartford Insurance Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205612 | 084423102 | W R Berkley Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205612 | 540424108 | Loews Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205612 | 55261F104 | M&T Bank Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205612 | 87165B103 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205612 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205612 | 172062101 | Cincinnati Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205612 | Cash & Equivalent990VR1110
Holdings [Line Items]
Percent of Total Investments	17.70%
C000205612 | Consumer Discretionary051774107
Holdings [Line Items]
Percent of Total Investments	81.10%
C000205612 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205612 | Health CareABIOM3347
Holdings [Line Items]
Percent of Total Investments	0.00%
C000205612 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205612 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000205612 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205612 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000205612 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000205612 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000205612 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000205612 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000205612 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000205612 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000205612 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000205612 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000205617 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000205617 | 46817M107 | Jackson Financial, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205617 | 750236101 | Radian Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205617 | 50155Q100 | Kyndryl Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205617 | 829933100 | Sirius XM Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205617 | 552848103 | MGIC Investment Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205617 | 534187109 | Lincoln National Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205617 | 278768106 | EchoStar Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205617 | 87724P106 | Taylor Morrison Home Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205617 | G0692U109 | Axis Capital Holdings LTD.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205617 | Cash & Equivalent990VR1110
Holdings [Line Items]
Percent of Total Investments	16.60%
C000205617 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205617 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205617 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000205617 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000205617 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000205617 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000205617 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000205617 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000205617 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000205617 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000205617 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000205617 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000205617 | Health Care00653Q102
Holdings [Line Items]
Percent of Total Investments	83.00%
C000205617 | Energy203CVR014
Holdings [Line Items]
Percent of Total Investments	0.00%
C000205616 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000205616 | 46817M107 | Jackson Financial, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205616 | 750236101 | Radian Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205616 | 50155Q100 | Kyndryl Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205616 | 829933100 | Sirius XM Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205616 | 552848103 | MGIC Investment Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205616 | 534187109 | Lincoln National Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205616 | 278768106 | EchoStar Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205616 | 87724P106 | Taylor Morrison Home Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205616 | G0692U109 | Axis Capital Holdings LTD.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205616 | Cash & Equivalent990VR1110
Holdings [Line Items]
Percent of Total Investments	16.60%
C000205616 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205616 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205616 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000205616 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000205616 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000205616 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000205616 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000205616 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000205616 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000205616 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000205616 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000205616 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000205616 | Health Care00653Q102
Holdings [Line Items]
Percent of Total Investments	83.00%
C000205616 | Energy203CVR014
Holdings [Line Items]
Percent of Total Investments	0.00%
C000107966 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000107966 | 35473P744 | Franklin FTSE Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000107966 | 35473P678 | Franklin FTSE United Kingdom ETF
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000107966 | 35473P785 | Franklin FTSE Germany ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000107966 | 464286707 | iShares MSCI France ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000107966 | 35473P827 | Franklin FTSE Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107966 | 35473P769 | Franklin FTSE India ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000107966 | 35473P819 | Franklin FTSE China ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000107966 | 35473P694 | Franklin FTSE Switzerland ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000107966 | 46434G830 | iShares MSCI Italy ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000107966 | Cash & Equivalent990VR1110
Holdings [Line Items]
Percent of Total Investments	25.50%
C000107966 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	3.10%
C000107966 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000107966 | Equities35473P728
Holdings [Line Items]
Percent of Total Investments	71.40%
C000107966 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000108013 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000108013 | 35473P744 | Franklin FTSE Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000108013 | 35473P678 | Franklin FTSE United Kingdom ETF
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000108013 | 35473P785 | Franklin FTSE Germany ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000108013 | 464286707 | iShares MSCI France ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000108013 | 35473P827 | Franklin FTSE Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000108013 | 35473P769 | Franklin FTSE India ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000108013 | 35473P819 | Franklin FTSE China ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000108013 | 35473P694 | Franklin FTSE Switzerland ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000108013 | 46434G830 | iShares MSCI Italy ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000108013 | Cash & Equivalent990VR1110
Holdings [Line Items]
Percent of Total Investments	25.50%
C000108013 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	3.10%
C000108013 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000108013 | Equities35473P728
Holdings [Line Items]
Percent of Total Investments	71.40%
C000108013 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000107964 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000107964 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000107964 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000107964 | 81369Y605 | Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000107964 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000107964 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000107964 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000107964 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000107964 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000107964 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000107964 | Cash & Equivalent990VR1110
Holdings [Line Items]
Percent of Total Investments	20.50%
C000107964 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	3.30%
C000107964 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000107964 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000107964 | Equities81369Y852
Holdings [Line Items]
Percent of Total Investments	76.20%
C000107964 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000107965 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000107965 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000107965 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000107965 | 81369Y605 | Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000107965 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000107965 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000107965 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000107965 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000107965 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000107965 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000107965 | Cash & Equivalent990VR1110
Holdings [Line Items]
Percent of Total Investments	20.50%
C000107965 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	3.30%
C000107965 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000107965 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000107965 | Equities81369Y852
Holdings [Line Items]
Percent of Total Investments	76.20%
C000107965 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.30%